INVESTMENT IN AFFILAITES (Details) $ in Thousands		6 Months Ended
	Apr. 02, 2017 shares	Jun. 30, 2017 EUR (€)	Dec. 31, 2014 USD ($)
Preferred A Shares [Member]
Schedule of Equity Method Investments [Line Items]
Preferred shares issued | shares	131,440
Neviah [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.12%
Keddem [Member]
Schedule of Equity Method Investments [Line Items]
Investment amount | $			$ 155
Merck Holdings [Member] | Neviah [Member] | Convertible Bridge Loan Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Face amount | €		€ 500,000
Loan grant date		Dec. 17, 2014
Maturity term		18 months
Interest rate (as a percent)		2.00%